Note 10 - Deposits - Certificate of Deposit by Maturity (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 91,306
2024	48,294
2025	30,159
2026	9,208
2027	18,984
Total	$ 197,951